Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	64 Months Ended	86 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000090895
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	(1.50%)	8.20%			2.69%
C000090897
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000090898
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000114413
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	(3.38%)	1.00%			1.27%
C000117963
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000117964
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000024992
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	(6.03%)	(4.48%)			0.25%
C000024993
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(2.20%)	(4.18%)			0.02%
C000033045
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000088110
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000214759
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000024996
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	(8.62%)	5.90%			(0.14%)
C000024997
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(4.77%)	6.30%			(0.35%)
C000033047
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000088112
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000024994
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	8.11%	4.38%			6.48%
C000024995
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	12.76%	4.81%			6.29%
C000033046
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000088111
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000195045
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000195046
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Without Sales Load [Member] | C000090895
Average Annual Return [Line Items]
Average Annual Return, Percent	4.51%	9.49%			3.30%
Without Sales Load [Member] | C000090897
Average Annual Return [Line Items]
Average Annual Return, Percent	4.83%	9.82%			3.62%
Without Sales Load [Member] | C000090898
Average Annual Return [Line Items]
Average Annual Return, Percent	4.78%	9.75%			3.56%
Without Sales Load [Member] | C000114413
Average Annual Return [Line Items]
Average Annual Return, Percent	2.52%	2.21%			1.87%
Without Sales Load [Member] | C000117963
Average Annual Return [Line Items]
Average Annual Return, Percent	3.09%	2.54%			2.20%
Without Sales Load [Member] | C000117964
Average Annual Return [Line Items]
Average Annual Return, Percent	2.84%	2.44%			2.11%
Without Sales Load [Member] | C000024992
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.29%)	(3.34%)			0.85%
Without Sales Load [Member] | C000024993
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.22%)	(4.18%)			0.02%
Without Sales Load [Member] | C000033045
Average Annual Return [Line Items]
Average Annual Return, Percent	0.28%	(2.84%)			1.36%
Without Sales Load [Member] | C000088110
Average Annual Return [Line Items]
Average Annual Return, Percent	0.11%	(2.94%)			1.26%
Without Sales Load [Member] | C000214759
Average Annual Return [Line Items]
Average Annual Return, Percent	0.40%	(2.74%)	(1.29%)
Without Sales Load [Member] | C000024996
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.05%)	7.16%			0.46%
Without Sales Load [Member] | C000024997
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.83%)	6.30%			(0.35%)
Without Sales Load [Member] | C000033047
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.62%)	7.63%			0.88%
Without Sales Load [Member] | C000088112
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.81%)	7.43%			0.71%
Without Sales Load [Member] | C000024994
Average Annual Return [Line Items]
Average Annual Return, Percent	14.71%	5.62%			7.12%
Without Sales Load [Member] | C000024995
Average Annual Return [Line Items]
Average Annual Return, Percent	13.76%	4.81%			6.29%
Without Sales Load [Member] | C000033046
Average Annual Return [Line Items]
Average Annual Return, Percent	15.18%	6.05%			7.56%
Without Sales Load [Member] | C000088111
Average Annual Return [Line Items]
Average Annual Return, Percent	15.04%	5.94%			7.45%
Without Sales Load [Member] | C000195045
Average Annual Return [Line Items]
Average Annual Return, Percent	10.64%	12.25%		13.78%
Without Sales Load [Member] | C000195046
Average Annual Return [Line Items]
Average Annual Return, Percent	10.73%	12.36%		13.89%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPTR
Average Annual Return, Percent	25.02%	14.53%			13.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPTR
Average Annual Return, Percent	25.02%	14.53%			13.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPTR
Average Annual Return, Percent	25.02%	14.53%			13.10%
ICE BofA Global Broad Market Plus Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GBMP
Average Annual Return, Percent	(1.66%)	(2.27%)			0.02%
ICE BofA Global Broad Market Plus Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GBMP
Average Annual Return, Percent	(1.66%)	(2.27%)			0.02%
ICE BofA Global Broad Market Plus Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GBMP
Average Annual Return, Percent	(1.66%)	(2.27%)			0.02%
MSCI Emerging Markets IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	M1EFIM
Average Annual Return, Percent	7.09%	2.51%			3.90%
MSCI Emerging Markets IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	M1EFIM
Average Annual Return, Percent	7.09%	2.51%			3.90%
MSCI Emerging Markets IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	M1EFIM
Average Annual Return, Percent	7.09%	2.51%			3.90%
MSCI Emerging Markets IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	M1EFIM
Average Annual Return, Percent	7.09%	2.51%			3.90%
MSCI Emerging Markets IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	M1EFIM
Average Annual Return, Percent	7.09%	2.51%	4.05%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NDUEACWF
Average Annual Return, Percent	17.49%	10.06%			9.23%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NDUEACWF
Average Annual Return, Percent	17.49%	10.06%			9.23%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NDUEACWF
Average Annual Return, Percent	17.49%	10.06%			9.23%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NDUEACWF
Average Annual Return, Percent	17.49%	10.06%			9.23%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NDUEACWF
Average Annual Return, Percent	17.49%	10.06%			9.23%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NDUEACWF
Average Annual Return, Percent	17.49%	10.06%			9.23%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NDUEACWF
Average Annual Return, Percent	17.49%	10.06%			9.23%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NDUEACWF
Average Annual Return, Percent	17.49%	10.06%			9.23%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPTR
Average Annual Return, Percent	25.02%	14.53%		14.08%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPTR
Average Annual Return, Percent	25.02%	14.53%		14.08%
UBS CM Commodity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CMCITR
Average Annual Return, Percent	5.93%	11.10%			4.78%
UBS CM Commodity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CMCITR
Average Annual Return, Percent	5.93%	11.10%			4.78%
UBS CM Commodity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CMCITR
Average Annual Return, Percent	5.93%	11.10%			4.78%
50% GBI-EM 50% EMBI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	5050EMB
Average Annual Return, Percent	2.01%	(0.83%)			1.84%
50% GBI-EM 50% EMBI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	5050EMB
Average Annual Return, Percent	2.01%	(0.83%)			1.84%
50% GBI-EM 50% EMBI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	5050EMB
Average Annual Return, Percent	2.01%	(0.83%)			1.84%
S&P Global Natural Resources Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPGNRUN
Average Annual Return, Percent	(8.85%)	5.13%			4.63%
S&P Global Natural Resources Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPGNRUN
Average Annual Return, Percent	(8.85%)	5.13%			4.63%
S&P Global Natural Resources Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPGNRUN
Average Annual Return, Percent	(8.85%)	5.13%			4.63%
S&P Global Natural Resources Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPGNRUN
Average Annual Return, Percent	(8.85%)	5.13%			4.63%
NYSE Arca Gold Miners Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GDMNTR
Average Annual Return, Percent	10.64%	4.62%			7.69%
NYSE Arca Gold Miners Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GDMNTR
Average Annual Return, Percent	10.64%	4.62%			7.69%
NYSE Arca Gold Miners Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GDMNTR
Average Annual Return, Percent	10.64%	4.62%			7.69%
NYSE Arca Gold Miners Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GDMNTR
Average Annual Return, Percent	10.64%	4.62%			7.69%
Morningstar® Wide Moat Focus IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MWMFTR
Average Annual Return, Percent	11.29%	12.97%		14.50%
Morningstar® Wide Moat Focus IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MWMFTR
Average Annual Return, Percent	11.29%	12.97%		14.50%